Note 9 - Commitments and Contingencies (Details Textual) $ in Millions	Jun. 30, 2016 USD ($)
President, Cheif Executive Officer and Director [Member] | Newbuilding Agreement for Hull S417 [Member]
Contractual Obligation	$ 23.1